Trade and other payables (Tables)	12 Months Ended
Sep. 30, 2023
Trade and other payables [abstract]
Schedule of trade and other payables

	30 September	30 September
	2023	2022	2021
	$'000	$'000	$'000
Current liabilities
Trade payables	11,788	17,478	9,748
Other tax and social security	1,471	633	410
Other creditors	733	516	1,019
Accruals	4,821	3,803	3,236
Deferred income	18	225	2,656
Total	18,831	22,655	17,069

	2023	2022	2021
	$'000	$'000	$'000
Non-current Liabilities
Deferred government grants	24	4,183	2,460
	24	4,183	2,460